Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property, plant and equipment

	2011	2010
	US$’000	US$’000

Office premises	1,866	2,257
Leasehold improvements	151	136
Furniture, fixtures and office equipment	636	947
Motor vehicles	162	162
Testing equipment	84	78
	2,899	3,580

Less: Accumulated depreciation	(1,841)	(2,228)
	1,058	1,352

	2011	2010	2009
	US$’000	US$’000	US$’000
Depreciation charge	182	170	202